AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Financials – 21.0%
Banks – 9.0%
Citigroup, Inc.	608,610	$39,486,617
JPMorgan Chase & Co.	350,454	74,576,611
Wells Fargo & Co.	1,042,302	61,850,201

		175,913,429

Capital Markets – 0.7%
S&P Global, Inc.	29,950	14,517,664

Financial Services – 8.3%
Berkshire Hathaway, Inc. - Class B(a)	163,121	71,528,558
Fiserv, Inc.(a)	335,680	54,907,178
Mastercard, Inc. - Class A	44,942	20,840,055
MGIC Investment Corp.(b)	658,000	16,344,720

		163,620,511

Insurance – 3.0%
American International Group, Inc.	141,868	11,240,202
Axis Capital Holdings Ltd.	476,738	36,112,903
MetLife, Inc.	157,411	12,097,035

		59,450,140

		413,501,744

Health Care – 18.7%
Biotechnology – 7.1%
Amgen, Inc.	84,467	28,082,743
Gilead Sciences, Inc.	272,990	20,763,619
Regeneron Pharmaceuticals, Inc.(a)	61,761	66,651,854
United Therapeutics Corp.(a)	74,840	23,446,624

		138,944,840

Health Care Equipment & Supplies – 1.5%
GE HealthCare Technologies, Inc.	356,010	30,129,127

Health Care Providers & Services – 6.1%
Cencora, Inc.	235,730	56,075,452
Elevance Health, Inc.	121,321	64,546,412

		120,621,864

Pharmaceuticals – 4.0%
Johnson & Johnson	73,880	11,661,958
Merck & Co., Inc.	399,990	45,250,869
Roche Holding AG (Sponsored ADR)(b)	528,530	21,410,750

		78,323,577

		368,019,408

Industrials – 17.4%
Aerospace & Defense – 2.9%
Curtiss-Wright Corp.	30,119	8,876,069
RTX Corp.	305,915	35,941,954
Textron, Inc.	141,488	13,144,235

		57,962,258

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.7%
United Parcel Service, Inc. - Class B	102,810	$13,403,340

Building Products – 2.3%
A O Smith Corp.(b)	165,340	14,060,513
Allegion PLC	114,690	15,690,739
Builders FirstSource, Inc.(a)	93,524	15,653,112

		45,404,364

Commercial Services & Supplies – 1.2%
Veralto Corp.	217,930	23,222,621

Construction & Engineering – 0.5%
EMCOR Group, Inc.	24,730	9,284,631

Electrical Equipment – 3.1%
Emerson Electric Co.	240,159	28,125,021
Generac Holdings, Inc.(a) (b)	98,630	15,354,718
nVent Electric PLC	230,961	16,774,697

		60,254,436

Ground Transportation – 1.1%
JB Hunt Transport Services, Inc.	130,380	22,575,297

Machinery – 2.7%
Dover Corp.	62,720	11,556,787
Oshkosh Corp.	155,940	16,942,881
PACCAR, Inc.	126,111	12,442,111
Westinghouse Air Brake Technologies Corp.	78,562	12,660,267

		53,602,046

Professional Services – 1.3%
Robert Half, Inc.	393,993	25,290,411

Trading Companies & Distributors – 1.6%
Ferguson PLC	116,730	25,989,934
MSC Industrial Direct Co., Inc. - Class A(b)	58,790	5,229,371

		31,219,305

		342,218,709

Information Technology – 8.6%
Communications Equipment – 0.4%
Cisco Systems, Inc.	148,524	7,195,988

Electronic Equipment, Instruments & Components – 1.2%
TE Connectivity Ltd.	156,660	24,177,337

IT Services – 2.3%
Accenture PLC - Class A	134,145	44,351,020

Semiconductors & Semiconductor Equipment – 4.7%
QUALCOMM, Inc.	211,164	38,210,126
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	130,049	21,562,124
Texas Instruments, Inc.	161,990	33,015,182

		92,787,432

		168,511,777

Company	Shares	U.S. $ Value

Energy – 8.2%
Energy Equipment & Services – 1.7%
Cactus, Inc. - Class A(b)	96,321	$6,079,781
ChampionX Corp.	360,310	12,344,221
Helmerich & Payne, Inc.(b)	345,968	13,984,027

		32,408,029

Oil, Gas & Consumable Fuels – 6.5%
Chevron Corp.	143,207	22,980,427
ConocoPhillips	177,532	19,741,558
EOG Resources, Inc.	310,659	39,391,561
Phillips 66	319,262	46,446,236

		128,559,782

		160,967,811

Consumer Staples – 7.7%
Consumer Staples Distribution & Retail – 4.5%
Casey’s General Stores, Inc.	46,920	18,197,453
Walmart, Inc.	1,020,910	70,075,262

		88,272,715

Tobacco – 3.2%
Philip Morris International, Inc.	555,445	63,965,046

		152,237,761

Consumer Discretionary – 5.5%
Automobile Components – 1.6%
Aptiv PLC(a)	179,840	12,479,098
BorgWarner, Inc.	528,517	18,661,935

		31,141,033

Distributors – 0.6%
LKQ Corp.	280,085	11,623,528

Hotels, Restaurants & Leisure – 0.8%
Starbucks Corp.	200,990	15,667,170

Household Durables – 0.7%
DR Horton, Inc.	74,754	13,450,487

Specialty Retail – 1.8%
Ross Stores, Inc.	249,710	35,765,963

		107,648,181

Communication Services – 5.3%
Diversified Telecommunication Services – 2.2%
Comcast Corp. - Class A	1,049,923	43,330,322

Entertainment – 2.4%
Electronic Arts, Inc.(b)	309,320	46,688,761

Interactive Media & Services – 0.7%
Alphabet, Inc. - Class C	86,945	15,054,527

		105,073,610

Company	Shares	U.S. $ Value

Materials – 3.4%
Chemicals – 2.0%
CF Industries Holdings, Inc.	109,010	$8,327,274
LyondellBasell Industries NV - Class A	125,720	12,504,111
PPG Industries, Inc.	137,318	17,436,640

		38,268,025

Metals & Mining – 1.4%
Steel Dynamics, Inc.	212,300	28,282,606

		66,550,631

Real Estate – 1.0%
Specialized REITs – 1.0%
Public Storage	63,520	18,796,838

Total Common Stocks (cost $1,448,731,625)		1,903,526,470

SHORT-TERM INVESTMENTS – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(c) (d) (e) (cost $71,332,397)	71,332,397	71,332,397

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $1,520,064,022)		1,974,858,867

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(c) (d) (e) (cost $7,061,464)	7,061,464	7,061,464

Total Investments – 100.7% (cost $1,527,125,486)(f)		1,981,920,331
Other assets less liabilities – (0.7)%		(14,536,390)

Net Assets – 100.0%		$1,967,383,941

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $470,094,699 and gross unrealized depreciation of investments was $(15,299,854), resulting in net unrealized appreciation of $454,794,845.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,903,526,470	$—	$—	$1,903,526,470
Short-Term Investments	71,332,397	—	—	71,332,397
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,061,464	—	—	7,061,464

Total Investments in Securities	1,981,920,331	—	—	1,981,920,331
Other Financial Instruments(b)	—	—	—	—

Total	$1,981,920,331	$—	$—	$1,981,920,331

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$83,794	$336,392	$348,854	$71,332	$2,750
Government Money Market Portfolio*	1,685	142,034	136,658	7,061	458
Total	$85,479	$478,426	$485,512	$78,393	$3,208

*	Investments of cash collateral for securities lending transactions.